Restructuring Impairment Site Closures And Related Costs - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2021
Addison Site [Member] | Texas
Restructuring Cost and Reserve [Line Items]
Operating lease, remaining lease term	10 years
Lease expense	$ 7.9
Accrued lease termination costs	5.9
Asset disposal cost	$ 2.0
Moses Lake site | Washington
Restructuring Cost and Reserve [Line Items]
Additional depreciation and amortization of assets on site		$ 0.9	$ 1.8
Charge related to the remaining lease obligation		58.5	58.5
Moses Lake site | Washington | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Additional favorable leasehold interest amortization		$ 0.3	$ 0.6